Related Parties (Tables)	12 Months Ended
Feb. 28, 2021
Related Party Transactions [Abstract]
Summary of Amount Due from and Due to Related Parties
	As of February 28, 2021	As of February 29, 2020
	US$	US$
Amount due from related parties
Holding company
-Symphonia Strategic Opportunities Limited	—	279
Related parties (under common control)
-Antanium Global Pte Ltd (previously known as Triterras Asia Pte Ltd)	—	261,120
-Antanium Holdings Pte Ltd (previously known as Triterras Holdings Pte Ltd)	—	100
-Antanium Resources Pte Ltd (previously known as Rhodium Resources Pte Ltd)	—	5,100,094
	—	5,361,593

	As of February 28, 2021	As of February 29, 2020
	US$	US$
Amount due to related party
Related party (under common control)
-Puissant International Pte Ltd	—	4,993
	—	4,993